CERTAIN RISKS (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2013 Denominated in US$ USD ($)	Dec. 31, 2012 Denominated in US$ USD ($)
Foreign currency risk
Cash and cash equivalents denominated in US$	$ 24,053	145,610	$ 31,559	191,048	235,450	520,647	$ 500	$ 700